Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.5%
ADTRAN Holdings, Inc.
(a)
............... 32,631 $ 292,700
Applied Optoelectronics, Inc.
(a) (b)
........... 22,213 570,652
Arista Networks, Inc.
(a)
................. 468,686 47,951,265
Aviat Networks, Inc.
(a) (b)
................. 4,994 120,106
BK Technologies Corp.
(a)
................ 1,353 63,767
Calix, Inc.
(a)
......................... 25,913 1,378,312
Ciena Corp.
(a)
....................... 64,682 5,260,587
Cisco Systems, Inc. ................... 1,810,471 125,610,478
Clearfield, Inc.
(a)
...................... 5,836 253,341
CommScope Holding Co., Inc.
(a)
........... 95,966 794,599
Digi International, Inc.
(a)
................. 16,409 572,018
Extreme Networks, Inc.
(a)
................ 60,733 1,090,157
F5, Inc.
(a)
.......................... 26,138 7,692,936
Harmonic, Inc.
(a)
...................... 51,208 484,940
Juniper Networks, Inc. ................. 151,947 6,067,244
Lumentum Holdings, Inc.
(a)
.............. 31,655 3,009,124
Motorola Solutions, Inc. ................ 75,966 31,940,664
NETGEAR, Inc.
(a)
..................... 13,327 387,416
NetScout Systems, Inc.
(a)
............... 34,035 844,408
Ribbon Communications, Inc.
(a)
........... 44,523 178,537
Viasat, Inc.
(a)
........................ 40,603 592,804
Viavi Solutions, Inc.
(a)
.................. 101,604 1,023,152
236,179,207
Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries, Inc.
(b)
......... 17,022 2,255,415
Amphenol Corp. , Class A ............... 550,470 54,358,913
Arlo Technologies, Inc.
(a)
................ 47,067 798,256
Arrow Electronics, Inc.
(a)
................ 23,823 3,035,765
Avnet, Inc. ......................... 38,159 2,025,480
Badger Meter, Inc. .................... 13,467 3,298,742
Belden, Inc. ........................ 17,804 2,061,703
Benchmark Electronics, Inc. ............. 16,325 633,900
CDW Corp. ......................... 59,921 10,701,291
Celestica, Inc.
(a) (b)
..................... 52,585 8,209,044
Cognex Corp. ....................... 76,390 2,423,091
Coherent Corp.
(a)
..................... 70,518 6,290,911
Corning, Inc. ........................ 350,803 18,448,730
Crane NXT Co. ...................... 22,687 1,222,829
CTS Corp. ......................... 12,981 553,120
ePlus, Inc.
(a)
........................ 12,393 893,535
Fabrinet
(a)
.......................... 16,313 4,807,115
Flex Ltd.
(a)
.......................... 174,337 8,702,903
Insight Enterprises, Inc.
(a)
............... 12,438 1,717,501
IPG Photonics Corp.
(a) (b)
................ 11,708 803,754
Itron, Inc.
(a)
......................... 20,663 2,719,871
Jabil, Inc. .......................... 48,851 10,654,403
Keysight Technologies, Inc.
(a)
............. 78,644 12,886,606
Knowles Corp.
(a)
..................... 41,802 736,551
Littelfuse, Inc. ....................... 11,420 2,589,257
Mirion Technologies, Inc. , Class A
(a) (b)
....... 86,881 1,870,548
Napco Security Technologies, Inc. ......... 16,927 502,563
Novanta, Inc.
(a)
...................... 16,389 2,113,034
OSI Systems, Inc.
(a) (b)
.................. 7,091 1,594,482
PAR Technology Corp.
(a) (b)
............... 17,803 1,234,994
PC Connection, Inc. ................... 5,061 332,913
Plexus Corp.
(a)
....................... 12,179 1,647,940
Rogers Corp.
(a)
...................... 7,469 511,477
Sanmina Corp.
(a)
..................... 24,321 2,379,323
TD SYNNEX Corp. .................... 33,975 4,610,408
TE Connectivity plc ................... 134,948 22,761,679
Teledyne Technologies, Inc.
(a)
............. 21,299 10,911,691
Trimble, Inc.
(a)
....................... 108,575 8,249,529
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc.
(a)
................ 46,814 $ 1,910,947
Vishay Intertechnology, Inc. .............. 52,259 829,873
Vontier Corp. ........................ 66,729 2,462,300
Zebra Technologies Corp. , Class A
(a)
........ 23,134 7,133,600
233,885,987
Entertainment — 4.8%
Electronic Arts, Inc. ................... 103,846 16,584,206
Netflix, Inc.
(a)
........................ 193,681 259,364,038
Playtika Holding Corp. ................. 23,993 113,487
ROBLOX Corp. , Class A
(a) (b)
.............. 252,301 26,542,065
Take-Two Interactive Software, Inc.
(a)
........ 77,108 18,725,678
321,329,474
Interactive Media & Services — 17.3%
Alphabet, Inc. , Class A ................. 1,705,527 300,565,023
Alphabet, Inc. , Class C, NVS ............. 1,375,771 244,048,018
Cargurus, Inc. , Class A
(a)
................ 38,170 1,277,550
IAC, Inc.
(a)
.......................... 29,658 1,107,430
Match Group, Inc. .................... 111,606 3,447,509
Meta Platforms, Inc. , Class A ............. 783,340 578,175,421
Pinterest, Inc. , Class A
(a) (b)
............... 270,428 9,697,548
Reddit, Inc. , Class A
(a) (b)
................. 50,110 7,545,063
Rumble, Inc. , Class A
(a) (b)
................ 47,925 430,366
Snap, Inc. , Class A, NVS
(a) (b)
............. 483,653 4,202,944
TripAdvisor, Inc.
(a)
.................... 51,239 668,669
Trump Media & Technology Group Corp.
(a) (b)
... 41,561 749,760
Yelp, Inc.
(a)
......................... 30,012 1,028,511
Ziff Davis, Inc.
(a)
...................... 19,404 587,359
ZoomInfo Technologies, Inc.
(a)
............ 117,205 1,186,115
1,154,717,286
IT Services — 6.6%
Accenture plc , Class A ................. 284,893 85,151,669
Akamai Technologies, Inc.
(a) (b)
............. 66,540 5,307,230
Applied Digital Corp.
(a) (b)
................ 78,590 791,401
ASGN, Inc.
(a)
........................ 20,595 1,028,308
CGI, Inc.
(b)
......................... 91,151 9,555,359
Cloudflare, Inc. , Class A
(a) (b)
.............. 141,222 27,655,504
Cognizant Technology Solutions Corp. , Class A . 224,324 17,504,002
DigitalOcean Holdings, Inc.
(a)
............. 29,063 830,039
DXC Technology Co.
(a)
................. 84,688 1,294,880
EPAM Systems, Inc.
(a)
.................. 25,790 4,560,188
Fastly, Inc. , Class A
(a)
.................. 55,707 393,291
Gartner, Inc.
(a)
....................... 35,018 14,154,976
GoDaddy, Inc. , Class A
(a)
................ 64,947 11,694,357
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 28,176 325,433
International Business Machines Corp. ...... 422,955 124,678,675
Kyndryl Holdings, Inc.
(a)
................. 105,741 4,436,892
MongoDB, Inc. , Class A
(a)
............... 36,947 7,758,501
Okta, Inc. , Class A
(a) (b)
.................. 76,076 7,605,318
Shopify, Inc. , Class A
(a) (b)
................ 554,363 63,945,772
Snowflake, Inc. , Class A
(a) (b)
.............. 151,811 33,970,748
Twilio, Inc. , Class A
(a)
.................. 69,473 8,639,662
VeriSign, Inc. ....................... 36,753 10,614,266
441,896,471
Semiconductors & Semiconductor Equipment — 25.3%
Advanced Micro Devices, Inc.
(a)
........... 737,892 104,706,875
Allegro MicroSystems, Inc.
(a)
............. 59,581 2,037,074
Ambarella, Inc.
(a)
..................... 18,375 1,213,944
Amkor Technology, Inc. ................. 52,173 1,095,111
Analog Devices, Inc. ................... 225,724 53,726,827
Applied Materials, Inc. ................. 369,723 67,685,190
Axcelis Technologies, Inc.
(a) (b)
............. 14,300 996,567
Broadcom, Inc. ...................... 1,122,902 309,527,936

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc.
(a)
.................... 23,961 $ 2,498,054
Cohu, Inc.
(a)
........................ 21,651 416,565
Credo Technology Group Holding Ltd.
(a)
...... 66,761 6,181,401
Diodes, Inc.
(a)
....................... 21,543 1,139,409
Enphase Energy, Inc.
(a)
................. 59,619 2,363,893
Entegris, Inc. ........................ 68,651 5,536,703
First Solar, Inc.
(a) (b)
.................... 48,806 8,079,345
FormFactor, Inc.
(a)
.................... 36,029 1,239,758
Impinj, Inc.
(a)
........................ 10,502 1,166,457
Intel Corp. ......................... 1,985,101 44,466,262
KLA Corp. .......................... 60,192 53,916,382
Kulicke & Soffa Industries, Inc. ............ 24,947 863,166
Lam Research Corp. .................. 582,117 56,663,269
Lattice Semiconductor Corp.
(a)
............ 63,229 3,097,589
MACOM Technology Solutions Holdings, Inc.
(a) (b)
27,345 3,918,265
Marvell Technology, Inc. ................ 393,118 30,427,333
MaxLinear, Inc.
(a)
..................... 33,840 480,866
Microchip Technology, Inc. ............... 244,766 17,224,184
Micron Technology, Inc. ................. 508,593 62,684,087
MKS, Inc. .......................... 30,264 3,007,031
Monolithic Power Systems, Inc. ........... 21,783 15,931,651
NVIDIA Corp. ....................... 3,745,737 591,788,989
NXP Semiconductors NV ............... 114,979 25,121,762
ON Semiconductor Corp.
(a)
.............. 190,182 9,967,439
Onto Innovation, Inc.
(a)
................. 22,125 2,233,076
Photronics, Inc.
(a)
..................... 29,627 557,877
Power Integrations, Inc. ................ 25,333 1,416,115
Qorvo, Inc.
(a)
........................ 42,802 3,634,318
QUALCOMM, Inc. .................... 499,313 79,520,588
Rambus, Inc.
(a)
...................... 48,619 3,112,588
Rigetti Computing, Inc.
(a) (b)
............... 116,276 1,379,033
Semtech Corp.
(a)
..................... 38,757 1,749,491
Silicon Laboratories, Inc.
(a)
............... 14,982 2,207,748
SiTime Corp.
(a) (b)
..................... 9,503 2,024,899
Skyworks Solutions, Inc. ................ 68,314 5,090,759
SolarEdge Technologies, Inc.
(a) (b)
.......... 26,870 548,148
Synaptics, Inc.
(a)
..................... 17,512 1,135,128
Teradyne, Inc. ....................... 72,999 6,564,070
Texas Instruments, Inc. ................. 413,432 85,836,752
Ultra Clean Holdings, Inc.
(a)
.............. 19,871 448,489
Universal Display Corp. ................ 20,338 3,141,408
Veeco Instruments, Inc.
(a)
............... 26,441 537,281
1,690,307,152
Software — 29.0%
A10 Networks, Inc. .................... 33,330 644,935
ACI Worldwide, Inc.
(a)
.................. 48,138 2,210,016
Adeia, Inc. ......................... 48,739 689,169
Adobe, Inc.
(a)
........................ 193,962 75,040,019
Agilysys, Inc.
(a)
...................... 10,292 1,179,875
Alarm.com Holdings, Inc.
(a)
.............. 22,544 1,275,314
Alkami Technology, Inc.
(a)
............... 30,055 905,858
ANSYS, Inc.
(a)
....................... 40,018 14,055,122
Appfolio, Inc. , Class A
(a)
................ 10,493 2,416,328
Appian Corp. , Class A
(a)
................ 19,018 567,877
AppLovin Corp. , Class A
(a)
............... 100,829 35,298,216
Asana, Inc. , Class A
(a) (b)
................. 38,936 525,636
Atlassian Corp. , Class A
(a)
............... 75,384 15,309,737
Aurora Innovation, Inc. , Class A
(a) (b)
......... 479,415 2,512,135
Autodesk, Inc.
(a)
...................... 97,369 30,142,521
AvePoint, Inc. , Class A
(a)
................ 47,733 921,724
Bentley Systems, Inc. , Class B ............ 71,104 3,837,483
BILL Holdings, Inc.
(a)
................... 43,410 2,008,147
Blackbaud, Inc.
(a)
..................... 17,878 1,147,946
BlackBerry Ltd.
(a) (b)
.................... 271,604 1,243,946
Security
Shares
Shares Value
Software (continued)
BlackLine, Inc.
(a)
..................... 23,962 $ 1,356,728
Box, Inc. , Class A
(a)
................... 66,982 2,288,775
Braze, Inc. , Class A
(a)
.................. 31,351 880,963
C3.ai, Inc. , Class A
(a) (b)
................. 53,297 1,309,507
Cadence Design Systems, Inc.
(a)
.......... 124,251 38,287,946
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 217,908 2,050,514
Cipher Mining, Inc.
(a) (b)
.................. 101,520 485,266
Cleanspark, Inc.
(a) (b)
................... 127,792 1,409,546
Clear Secure, Inc. , Class A .............. 43,332 1,202,896
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 110,057 2,413,550
Commvault Systems, Inc.
(a)
.............. 20,238 3,528,091
Confluent, Inc. , Class A
(a)
............... 130,296 3,248,279
Core Scientific, Inc.
(a) (b)
................. 135,539 2,313,651
Crowdstrike Holdings, Inc. , Class A
(a)
........ 113,369 57,739,965
Datadog, Inc. , Class A
(a)
................ 145,398 19,531,313
Descartes Systems Group, Inc. (The)
(a) (b)
..... 38,897 3,953,686
DocuSign, Inc.
(a)
..................... 92,148 7,177,408
Dolby Laboratories, Inc. , Class A .......... 28,158 2,091,013
Dropbox, Inc. , Class A
(a) (b)
............... 89,296 2,553,866
D-Wave Quantum, Inc.
(a) (b)
............... 122,185 1,788,788
Dynatrace, Inc.
(a)
..................... 136,451 7,533,460
E2open Parent Holdings, Inc. , Class A
(a)
..... 96,324 311,127
Elastic NV
(a)
........................ 40,042 3,376,742
Fair Isaac Corp.
(a)
..................... 11,071 20,237,345
Five9, Inc.
(a)
........................ 34,524 914,196
Fortinet, Inc.
(a)
....................... 289,121 30,565,872
Freshworks, Inc. , Class A
(a)
.............. 85,268 1,271,346
Gen Digital, Inc. ...................... 249,339 7,330,567
Gitlab, Inc. , Class A
(a) (b)
................. 56,460 2,546,911
Guidewire Software, Inc.
(a)
............... 38,137 8,979,357
HubSpot, Inc.
(a)
...................... 23,972 13,343,534
Hut 8 Corp.
(a) (b)
...................... 41,737 776,308
Informatica, Inc. , Class A
(a)
.............. 38,141 928,733
Intapp, Inc.
(a)
........................ 24,597 1,269,697
InterDigital, Inc.
(b)
..................... 11,755 2,635,824
Intuit, Inc. .......................... 127,229 100,209,377
Jamf Holding Corp.
(a)
.................. 29,599 281,486
Klaviyo, Inc. , Class A
(a)
................. 48,073 1,614,291
Lightspeed Commerce, Inc.
(a) (b)
............ 56,265 658,863
LiveRamp Holdings, Inc.
(a)
............... 31,293 1,033,921
Manhattan Associates, Inc.
(a)
............. 27,626 5,455,306
MARA Holdings, Inc.
(a) (b)
................ 156,031 2,446,566
Meridianlink, Inc.
(a)
.................... 12,175 197,600
Microsoft Corp. ...................... 1,134,188 564,156,453
MicroStrategy, Inc. , Class A
(a) (b)
............ 115,485 46,682,502
N-able, Inc.
(a)
........................ 30,935 250,573
nCino, Inc.
(a) (b)
....................... 42,363 1,184,893
NCR Voyix Corp.
(a)
.................... 66,203 776,561
NextNav, Inc.
(a)
...................... 29,969 455,529
Nutanix, Inc. , Class A
(a) (b)
................ 112,865 8,627,401
Onestream, Inc.
(a) (b)
................... 34,317 971,171
Open Text Corp. ..................... 117,932 3,443,614
Oracle Corp. ........................ 740,170 161,823,367
PagerDuty, Inc.
(a) (b)
.................... 41,526 634,517
Palantir Technologies, Inc. , Class A
(a)
....... 968,037 131,962,804
Palo Alto Networks, Inc.
(a)
............... 301,314 61,660,897
Pegasystems, Inc. .................... 40,530 2,193,889
Procore Technologies, Inc.
(a) (b)
............ 48,909 3,346,354
Progress Software Corp. ................ 19,550 1,248,072
PROS Holdings, Inc.
(a)
................. 20,701 324,178
PTC, Inc.
(a)
......................... 54,591 9,408,213
Q2 Holdings, Inc.
(a) (b)
................... 28,260 2,644,853
Qualys, Inc.
(a)
....................... 16,689 2,384,357
Rapid7, Inc.
(a)
....................... 29,068 672,343
RingCentral, Inc. , Class A
(a)
.............. 36,728 1,041,239

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Riot Platforms, Inc.
(a) (b)
................. 139,025 $ 1,570,982
Roper Technologies, Inc. ................ 48,927 27,733,781
Rubrik, Inc. , Class A
(a) (b)
................. 56,165 5,031,822
Salesforce, Inc. ...................... 436,654 119,071,179
Samsara, Inc. , Class A
(a) (b)
............... 128,228 5,100,910
SEMrush Holdings, Inc. , Class A
(a)
......... 14,235 128,827
SentinelOne, Inc. , Class A
(a)
.............. 144,197 2,635,921
ServiceNow, Inc.
(a)
.................... 94,201 96,846,164
SoundHound AI, Inc. , Class A
(a) (b)
.......... 165,849 1,779,560
Sprinklr, Inc. , Class A
(a)
................. 52,824 446,891
Sprout Social, Inc. , Class A
(a)
............. 23,417 489,649
SPS Commerce, Inc.
(a)
................. 17,368 2,363,611
Synopsys, Inc.
(a)
..................... 70,364 36,074,216
Tenable Holdings, Inc.
(a)
................ 55,600 1,878,168
Teradata Corp.
(a)
..................... 43,260 965,131
Terawulf, Inc.
(a) (b)
..................... 140,806 616,730
Tyler Technologies, Inc.
(a)
............... 19,700 11,678,948
UiPath, Inc. , Class A
(a) (b)
................ 188,932 2,418,330
Unity Software, Inc.
(a) (b)
................. 135,876 3,288,199
Varonis Systems, Inc.
(a)
................. 50,864 2,581,348
Verint Systems, Inc.
(a) (b)
................. 29,317 576,665
Vertex, Inc. , Class A
(a) (b)
................. 24,617 869,842
Workday, Inc. , Class A
(a)
................ 98,631 23,671,440
Workiva, Inc. , Class A
(a)
................. 23,664 1,619,801
Zeta Global Holdings Corp. , Class A
(a)
....... 96,934 1,501,508
Zoom Communications, Inc. , Class A
(a)
...... 119,501 9,318,688
Zscaler, Inc.
(a)
....................... 43,752 13,735,503
1,941,349,778
Technology Hardware, Storage & Peripherals — 9.9%
Apple, Inc. ......................... 2,726,560 559,408,315
Corsair Gaming, Inc.
(a)
................. 18,730 176,624
Dell Technologies, Inc. , Class C ........... 136,326 16,713,568
Diebold Nixdorf, Inc.
(a)
.................. 17,591 974,541
Hewlett Packard Enterprise Co. ........... 597,796 12,224,928
HP, Inc. ........................... 428,567 10,482,749
IonQ, Inc.
(a) (b)
........................ 102,611 4,409,195
NetApp, Inc. ........................ 92,576 9,863,973
Pure Storage, Inc. , Class A
(a)
............. 141,440 8,144,115
Quantum Computing, Inc.
(a) (b)
............. 50,016 958,807
Sandisk Corp.
(a)
...................... 61,655 2,796,054
Seagate Technology Holdings plc .......... 96,576 13,938,814
Super Micro Computer, Inc.
(a) (b)
............ 233,577 11,447,609
Western Digital Corp. .................. 158,764 10,159,308
661,698,600
Total Long-Term Investments — 99 .9%
(Cost: $ 4,534,436,365 ) ............................ 6,681,363,955
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 135,811,640 $ 135,865,965
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 8,035,528 8,035,528
Total Short-Term Securities — 2 .1%
(Cost: $ 143,882,122 ) .............................. 143,901,493
Total Investments — 102 .0%
(Cost: $ 4,678,318,487 ) ............................ 6,825,265,448
Liabilities in Excess of Other Assets — (2.0) % ............. (136,313,797)
Net Assets — 100.0% ...............................
$ 6,688,951,651
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Expanded Tech Sector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 145,311,103 $ — $ (9,434,059)
(a)
$ (7,926) $ (3,153) $ 135,865,965 135,811,640 $ 67,654
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,783,615 — (1,748,087)
(a)
— — 8,035,528 8,035,528 69,593 —
$ (7,926) $ (3,153) $ 143,901,493 $ 137,247 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 20 09/19/25 $ 5,155 $ 240,147
S&P E-Mini Communication Services Select Sector Index ............................... 13 09/19/25 1,861 93,925
$ 334,072

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Expanded Tech Sector ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,681,363,955 $ — $ — $ 6,681,363,955
Short-Term Securities
Money Market Funds ...................................... 143,901,493 — — 143,901,493
$ 6,825,265,448 $ — $ — $ 6,825,265,448
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 334,072 $ — $ — $ 334,072
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares